Goodwill and Other Intangible Assets - Finite-lived and Indefinite-lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 74,677		$ 74,920
Finite-lived intangible assets, accumulated amortization	(43,119)	[1]	(38,230)	[1]
Finite-lived intangible assets, less accumulated amortization	31,558		36,690
Total indefinite-lived intangible assets	7,827		8,456
Intangible assets, gross carrying amount	82,504	[1]	83,376	[1]
Identifiable intangible assets, less accumulated amortization	39,385	[1]	45,146	[1]
Trade Names [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	7,381		7,786
In Process Research and Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	443		669
Other Intangible Assets [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Trademarks	3		1
Developed Technology Rights [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	72,038		72,349
Finite-lived intangible assets, accumulated amortization	(41,541)		(36,895)
Finite-lived intangible assets, less accumulated amortization	30,497		35,454
Trade Names [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	1,743		1,657
Finite-lived intangible assets, accumulated amortization	(773)		(693)
Finite-lived intangible assets, less accumulated amortization	970		964
License Agreements [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	896		914
Finite-lived intangible assets, accumulated amortization	(805)		(642)
Finite-lived intangible assets, less accumulated amortization	$ 91		$ 272

[1]	The decrease is primarily related to amortization, asset impairment charges and the transfer of certain product rights to our equity-method investment in China. For additional information about the asset impairment charges, see Note 4. Other (income)/deductions—net. For additional information about the transfer of certain product rights, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.